Leases (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Summary of Carrying Amounts of Lease Liabilities

The carrying amounts of lease liabilities and the movements during the year are as follows:

	2023	2022
	(in thousands)
	£	£
At January 1	639	371
Re-measurement of liability	4	480
Accretion of interest	29	21
Payments	(270)	(227)
Effect of foreign currency exchange differences	(6)	(6)
At December 31	396	639

Classified as:
Current	206	243
Non-current	190	396
	396	639

Summary of Maturity Analysis of Lease Liabilities

The maturity analysis of lease liabilities is as follows:

	2023	2022
	(in thousands)
	£	£
Contractual undiscounted payments
Not later than 1 year	224	272
Later than 1 year and not later than 3 years	164	306
Later than 3 years and not later than 5 years	41	123
Total contractual undiscounted payments	429	701
Less: effect of discounting	(33)	(62)
Discounted lease liabilities	396	639

Summary of Amounts Recognized in Statements of Operations With Respect to Lease Contracts

The following amounts are recognized in the statements of operations with respect to lease contracts:

	2023	2022	2021
	(in thousands)
	£	£	£
Depreciation expense of right of use assets	212	251	266
Interest expense on lease liabilities (included in administrative expenses)	29	21	18
Total amount recognized in statements of operations	241	272	284

Summary of Maturity Analysis of Lease Liabilities Extension Options Not Expected to be Exercised

Based upon the current lease cost, the undiscounted future rental payments of potential extension options that are not included in the lease liability are as follows:

	2023	2022
	(in thousands)
	£	£
Extension options not expected to be exercised
Not later than 5 years	256	256
Total	256	256